Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 13 — Cash and cash equivalents
	December 31, 2023	December 31, 2022
	EUR	EUR
Cash at bank	2,293,518	347,229
	2,293,518	347,229